Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Equity Method Investment, Summarized Financial Information, Income and Loss
Income before income tax expense	¥ 1,014,434	¥ 1,005,788
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,077,000	1,876,000
Total non-interest expenses	1,508,000	1,364,000
Income before income tax expense	569,000	512,000
Net income applicable to Morgan Stanley	¥ 393,000	¥ 335,000